The fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were: (Details) - BRL (R$)										1 Months Ended	12 Months Ended
		Nov. 09, 2020	Nov. 05, 2020	Nov. 04, 2020	Nov. 03, 2020	Jul. 20, 2020	May 05, 2020	May 05, 2020	Jan. 31, 2020	Dec. 09, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Notes payable											R$ 72,726,000	R$ 76,181,000
Total identifiable net assets at fair value	[1]										135,355,000	R$ 53,499,000
Transaction costs (included in cash flows from operating activities)											R$ 13,030
Sociedade Universitaria Redentor S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents									R$ 11,796,000
Trade receivables									4,800,000
Inventories
Recoverable taxes									3,000
Other assets									2,486,000
Indemnification assets									710,000
Right-of-use assets									10,265,000
Property and equipment									4,207,000
Intangible assets									142,399,000
Total Assets									176,666,000
Trade payables									746,000
Loans and financing									16,187,000
Lease liabilities									10,265,000
Labor and social obligations									4,471,000
Taxes payable									850,000
Provision for legal proceedings									710,000
Advances from customers									10,994,000
Notes payable
Other liabilities
Total Liabilites									44,223,000
Total identifiable net assets at fair value									132,443,000
Preliminary goodwill arising on acquisition									77,662,000
Purchase consideration transferred									210,105,000
Cash paid									114,607,000
Payable in installments									95,498,000
Paid in Afya Brazil's shares
Transaction costs (included in cash flows from operating activities)									1,380,000
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)									102,811,000
Net of cash flow on acquisition									R$ 104,191,000
Centro Universitario Sao Lucas Ltda [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents							R$ 3,245,000	R$ 3,245,000
Trade receivables							21,567,000	21,567,000
Inventories							467,000	467,000
Recoverable taxes							822,000	822,000
Other assets							7,251,000	7,251,000
Indemnification assets							12,645,000	12,645,000
Right-of-use assets							42,062,000	42,062,000
Property and equipment							19,144,000	19,144,000
Intangible assets							314,097,000	314,097,000
Total Assets							421,300,000	421,300,000
Trade payables							3,554,000	3,554,000
Loans and financing							58,541,000	58,541,000
Lease liabilities							42,062,000	42,062,000
Labor and social obligations							8,070,000	8,070,000
Taxes payable							5,779,000	5,779,000
Provision for legal proceedings							12,645,000	12,645,000
Advances from customers							6,084,000	6,084,000
Notes payable							80,526,000	80,526,000
Other liabilities							14,754,000	14,754,000
Total Liabilites							232,015,000	232,015,000
Total identifiable net assets at fair value							189,285,000	189,285,000
Preliminary goodwill arising on acquisition							4,420,000	4,420,000
Purchase consideration transferred							193,705,000	193,705,000
Cash paid							141,065,000	141,065,000
Payable in installments							52,640,000	52,640,000
Paid in Afya Brazil's shares
Transaction costs (included in cash flows from operating activities)							R$ 1,666,000
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)								137,820,000
Net of cash flow on acquisition								R$ 139,486,000
Instituicao De Pesquisa Medicae Servicos Tecnologicos Da Area Da Saude S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents						R$ 1,119,000
Trade receivables						7,984,000
Inventories
Recoverable taxes
Other assets						161,000
Indemnification assets						12,350,000
Right-of-use assets						865,000
Property and equipment						391,000
Intangible assets						60,372,000
Total Assets						83,242,000
Trade payables						9,024,000
Loans and financing
Lease liabilities						865,000
Labor and social obligations						1,786,000
Taxes payable						1,210,000
Provision for legal proceedings						12,350,000
Advances from customers						9,312,000
Notes payable
Other liabilities
Total Liabilites						34,547,000
Total identifiable net assets at fair value						48,695,000
Preliminary goodwill arising on acquisition						84,175,000
Purchase consideration transferred						132,870,000
Cash paid						115,339,000
Payable in installments
Paid in Afya Brazil's shares						17,531,000
Transaction costs (included in cash flows from operating activities)						613,000
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)						114,220,000
Net of cash flow on acquisition						R$ 114,833,000
Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents					R$ 4,236,000
Trade receivables
Inventories
Recoverable taxes
Other assets					42,000
Indemnification assets					6,871,000
Right-of-use assets
Property and equipment					23,176,000
Intangible assets					167,106,000
Total Assets					201,431,000
Trade payables					143,000
Loans and financing					1,087,000
Lease liabilities
Labor and social obligations					1,801,000
Taxes payable					29,000
Provision for legal proceedings					6,871,000
Advances from customers					759,000
Notes payable
Other liabilities
Total Liabilites					10,690,000
Total identifiable net assets at fair value					190,741,000
Preliminary goodwill arising on acquisition					71,664,000
Purchase consideration transferred					262,405,000
Cash paid					260,836,000
Payable in installments					1,569,000
Paid in Afya Brazil's shares
Transaction costs (included in cash flows from operating activities)					2,047,000
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)					256,600,000
Net of cash flow on acquisition					R$ 258,647,000
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents			R$ 60,000
Trade receivables
Inventories
Recoverable taxes
Other assets			9,000
Indemnification assets
Right-of-use assets
Property and equipment
Intangible assets			3,727,000
Total Assets			3,796,000
Trade payables
Loans and financing
Lease liabilities
Labor and social obligations
Taxes payable			2,000
Provision for legal proceedings
Advances from customers
Notes payable
Other liabilities			228,000
Total Liabilites			230,000
Total identifiable net assets at fair value			3,566,000
Preliminary goodwill arising on acquisition			2,843,000
Purchase consideration transferred			6,409,000
Cash paid			6,373,000
Payable in installments			36,000
Paid in Afya Brazil's shares
Transaction costs (included in cash flows from operating activities)			158,000	R$ 158
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)			6,313,000
Net of cash flow on acquisition			R$ 6,471,000
Faculdade De Ciencias Medicas Da Paraiba [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		R$ 100,000
Trade receivables		8,148,000
Inventories
Recoverable taxes
Other assets		123,000
Indemnification assets
Right-of-use assets		23,663,000
Property and equipment		962,000
Intangible assets		264,782,000
Total Assets		297,778,000
Trade payables		173,000
Loans and financing
Lease liabilities		23,663,000
Labor and social obligations		3,832,000
Taxes payable		5,000
Provision for legal proceedings
Advances from customers		1,781,000
Notes payable
Other liabilities
Total Liabilites		29,454,000
Total identifiable net assets at fair value		268,324,000
Preliminary goodwill arising on acquisition		110,483,000
Purchase consideration transferred		378,807,000
Cash paid		189,913,000
Payable in installments		188,894,000
Paid in Afya Brazil's shares
Transaction costs (included in cash flows from operating activities)		721,000
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)		R$ 189,813,000
Net of cash flow on acquisition										R$ 190,534,000

[1]	Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of the subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.